Stock-based Compensation (Roll-forward of Common Shares under the BIP Trust I and the BIP Trust II) (Detail) - Board Incentive Plan [Member]	12 Months Ended
Mar. 31, 2019 ¥ / shares shares
The BIP Trust I [Member]
Stock-based Compensation [Line Items]
Units outstanding, Nonvested, Beginning of fiscal year, Number of shares/units | shares	2,085,633
Granted, Number of shares | shares	6,959,500
Vested, Number of shares | shares	(2,654,379)
Forfeited, Number of shares | shares	(850,072)
Units outstanding, Nonvested, End of fiscal year, Number of shares/units | shares	5,540,682
Units outstanding, Nonvested, Beginning of fiscal year, Weighted-average grant date fair value | ¥ / shares	¥ 533.17
Granted, Weighted-average grant-date fair value | ¥ / shares	722.10
Vested, Weighted-average grant-date fair value | ¥ / shares	630.44
Forfeited, Weighted-average grant-date fair value | ¥ / shares	544.77
Units outstanding, Nonvested, End of fiscal year, Weighted-average grant date fair value | ¥ / shares	¥ 722.10
The BIP Trust II [Member]
Stock-based Compensation [Line Items]
Units outstanding, Nonvested, Beginning of fiscal year, Number of shares/units | shares	7,045,349
Granted, Number of shares | shares	6,090,100
Vested, Number of shares | shares	(1,825,882)
Forfeited, Number of shares | shares	(6,566,937)
Units outstanding, Nonvested, End of fiscal year, Number of shares/units | shares	4,742,630
Units outstanding, Nonvested, Beginning of fiscal year, Weighted-average grant date fair value | ¥ / shares	¥ 524.43
Granted, Weighted-average grant-date fair value | ¥ / shares	722.10
Vested, Weighted-average grant-date fair value | ¥ / shares	659.75
Forfeited, Weighted-average grant-date fair value | ¥ / shares	527.37
Units outstanding, Nonvested, End of fiscal year, Weighted-average grant date fair value | ¥ / shares	¥ 722.10